Fair Value Hierarchy - Summary of Fair Value Hierarchy, Valuation Techniques And Inputs (Detail)	12 Months Ended
Mar. 31, 2021
Discounted cash flow | Prevailing interest rates in market, future cash flows | Financial guarantee contracts | Financial liabilities measured at FVTPL | Level 3
Financial liabilities measured at amortised cost
Valuation technique	Discounted cash flow
Inputs used	Prevailing interest rates in market, future cash flows
Discounted cash flow | Prevailing interest rates in market, future cash flows | Non convertible debentures | Financial liabilities measured at amortised cost | Level 3
Financial liabilities measured at amortised cost
Valuation technique	Discounted cash flow
Inputs used	Prevailing interest rates in market, future cash flows
Discounted cash flow | Prevailing interest rates in market, future cash flows | Unsecured Compulsorily Convertible Debentures [Member] | Financial liabilities measured at amortised cost | Level 3
Financial liabilities measured at amortised cost
Valuation technique	Discounted cash flow
Inputs used	Prevailing interest rates in market, future cash flows
Discounted cash flow | Prevailing interest rates in market, future cash flows | Term loan from bank | Financial liabilities measured at amortised cost | Level 3
Financial liabilities measured at amortised cost
Valuation technique	Discounted cash flow
Inputs used	Prevailing interest rates in market, future cash flows
Discounted cash flow | Prevailing interest rates in market, future cash flows | Term Loan From Financial Institutions | Financial liabilities measured at amortised cost | Level 3
Financial liabilities measured at amortised cost
Valuation technique	Discounted cash flow
Inputs used	Prevailing interest rates in market, future cash flows
Discounted cash flow | Prevailing interest rates in market, future cash flows | Compulsorily Convertible Preference Shares | Financial liabilities measured at amortised cost | Level 3
Financial liabilities measured at amortised cost
Valuation technique	Discounted cash flow
Inputs used	Prevailing interest rates in market, future cash flows
Discounted cash flow | Prevailing interest rates in market, future cash flows | Senior Secured Notes | Financial liabilities measured at amortised cost | Level 3
Financial liabilities measured at amortised cost
Valuation technique	Discounted cash flow
Inputs used	Prevailing interest rates in market, future cash flows
Discounted cash flow | Prevailing interest rates in market, future cash flows | Interest accrued but not due on debentures | Financial liabilities measured at amortised cost | Level 3
Financial liabilities measured at amortised cost
Valuation technique	Discounted cash flow
Inputs used	Prevailing interest rates in market, future cash flows
Market value techniques | Forward foreign currency exchange rates, interest rates to discount future cash flows | Financial liabilities measured at FVTOCI | Level 2
Financial assets measured at amortised cost
Valuation technique	Market value techniques
Inputs used	Forward foreign currency exchange rates, interest rates to discount future cash flows
Investments, unquoted debt securities | Discounted cash flow | Prevailing interest rates in market, future cash flows | Financial assets measured at FVTPL | Level 3
Financial assets measured at amortised cost
Valuation technique	Discounted cash flow
Inputs used	Prevailing interest rates in market, future cash flows
Derivative instruments | Market value techniques | Forward foreign currency exchange rates, interest rates to discount future cash flows | Financial assets measured at FVTOCI | Level 2
Financial assets measured at amortised cost
Valuation technique	Market value techniques
Inputs used	Forward foreign currency exchange rates, interest rates to discount future cash flows
Security Deposits | Discounted cash flow | Prevailing interest rates in market, future cash flows | Financial assets measured at amortised cost | Level 3
Financial assets measured at amortised cost
Valuation technique	Discounted cash flow
Inputs used	Prevailing interest rates in market, future cash flows
Trade receivables | Discounted cash flow | Prevailing interest rates in market, future cash flows | Financial assets measured at amortised cost | Level 2
Financial assets measured at amortised cost
Valuation technique	Discounted cash flow
Inputs used	Prevailing interest rates in market, future cash flows
Bank deposits with remaining maturity for more than twelve months | Market value techniques | Prevailing interest rates in market, future cash flows | Financial assets measured at amortised cost | Level 2
Financial assets measured at amortised cost
Valuation technique	Market value techniques
Inputs used	Prevailing interest rates in market, future cash flows